Document and Entity Information	Oct. 22, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001646614
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	Silver Point Specialty Lending Fund
Entity Incorporation State Country Code	MD
Entity File Number	000-56533
Entity Tax Identification Number	47-1577585
Entity Address, Address Line One	Two Greenwich Plaza
Entity Address, Address Line Two	Suite 1
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	(203)
Local Phone Number	542-4200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false